1933 Act Rule 497(j)
                                                     1933 Act File No. 333-22095
                                                      1940 Act File No. 811-8065

                       IMPACT MANAGEMENT INVESTMENT TRUST
                              333 WEST VINE STREET
                                    SUITE 206
                               LEXINGTON, KY 40507
                                 (859) 254-2240

                                  April 1, 2002

FILED VIA EDGAR
---------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  Impact Management Investment Trust
          ----------------------------------
          Rule 497(j) Filing
          ------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned certifies on behalf of Impact Management Investment Trust (the "Trust") that the forms of Prospectuses and Statement of Additional Information, each dated April 1, 2002, for the IMPACT 25 Fund, a series of the Trust, that would have been filed under of Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 14 to the Registration Statement of the Trust, which was filed electronically with the Securities Exchange Commission via EDGAR on March 29, 2002.

     Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.


                                        Very truly yours,

                                        /s/ Emmett A. Pais

                                        Emmett A. Pais
                                        Secretary